Revenue from contracts with customers - Summary of Disaggregation of Revenue From Contracts with Customers (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue from contracts with customers
Segment revenue	€ 730,188	€ 561,202	€ 404,924
Rest of the World revenue
Revenue from contracts with customers
Segment revenue	602,746	489,502	370,517
Rest of the World revenue | Betting revenue
Revenue from contracts with customers
Segment revenue	389,092	309,357	234,991
Rest of the World revenue | Betting revenue | Betting Data Betting Entertainment Tools
Revenue from contracts with customers
Segment revenue	237,043	214,034	170,044
Rest of the World revenue | Betting revenue | Managed Betting Services (MBS)
Revenue from contracts with customers
Segment revenue	135,895	79,966	46,604
Rest of the World revenue | Betting revenue | Virtual Gaming and E Sports
Revenue from contracts with customers
Segment revenue	16,154	15,357	18,343
Rest of the World revenue | Betting AV revenue
Revenue from contracts with customers
Segment revenue	160,522	140,162	105,892
Rest of the World revenue | Other Revenue
Revenue from contracts with customers
Segment revenue	53,132	39,983	29,634
United States revenue
Revenue from contracts with customers
Segment revenue	127,442	71,700	34,407
United States revenue | Media and Ads Revenue
Revenue from contracts with customers
Segment revenue	53,010	33,796	21,041
United States revenue | Betting revenue
Revenue from contracts with customers
Segment revenue	29,737	15,150	9,791
United States revenue | Betting AV revenue
Revenue from contracts with customers
Segment revenue	10,963	5,166	€ 3,575
United States revenue | Sports Solutions
Revenue from contracts with customers
Segment revenue	€ 33,732	€ 17,588